INCOME TAXES - Roll forward of valuation allowances of deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Balance as of beginning of year	$ 2,440	$ 1,631
Additions of valuation allowance	11,750	644
Foreign currency translation adjustments	(449)	165
Balance as of end of year	$ 13,741	$ 2,440